INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
INVESTMENTS
NOTE 4 - INVESTMENTS

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2024, and 2023 is as follows:

		December 31,		December 31,
		2024		2023
	Measurement Method	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Manuka, Inc. (Previously Artemis Therapeutics, Inc.) (1)	Measurement alternative	$-	Less than 1%	$-	Less than 1%
Mesh Technologies, Inc. (2)	Measurement alternative	36	Less than 1%	36	Less than 1%
Arrow Ecology & Engineering Overseas (1999) (3)	Equity method	0	22.6%	0	22.6%
GreenFox Logistics LLC. (2)	Measurement alternative	100	Less than 1%	100	Less than 1%
SardineAI Corp. (2) (4)	Measurement alternative	8	Less than 1%	8	Less than 1%
Silver Circle One (2)(5)	Measurement alternative	58	Less than 1%	38	Less than 1%
Justt Fintech Ltd (previously Acrocharge Ltd) (2)	Measurement alternative	50	Less than 1%	50	Less than 1%
Nilus OS Ltd (2)	Measurement alternative	25	Less than 1%	25	Less than 1%
Total investments in unconsolidated subsidiaries and affiliates		$277		$257

(1)
The market value of the Company’s investment in MNKA as of December 31, 2024, and 2023 is $0 and $9, respectively. The Company evaluated the stock price of MNKA but as the MNKA share price is low, the number of shares that are being traded is thin and as MNKA still does not have any material revenue or profitable operations, the Company previously determined that the value of the investment is impaired and accordingly, valued the investment at zero.

(2)	Private, closely held company, with no active market for the investment. Therefore, the Company applies the measurement alternative and measures the investment at cost minus impairment.

(3)
The investment includes few types of shares representing 22.6% of Arrow’s equity and shareholders loans of $4,146 which were purchased for a total amount of $1,750. The Company suspended its use of the equity method for this investment in 2023 after its investment balance was reduced to zero.

The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates on January 1, 2027. Some Directors, managers and shareholders of Arrow are related parties of the Company.

(4)	On January 2023, the Company sold approximately 85% of its investment for a total amount of $756.

(5)
A capital fund which aims to invest in private emerging companies with focus on consumer, commerce and technology companies. The company committed to invest up to $100 in a collective investment fund while as of December 31, 2024, the Company invested a total amount of $58.